Unaudited Interim Condensed Statements of Operating and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Diluted net loss per common share	$ (0.20)	$ (0.54)
Weighted average common shares used for computing diluted	38,176,020	15,892,327